Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies
6.            Commitments and Contingencies

Operating Leases
We lease our facility pursuant to an operating lease, which contains scheduled rent increases.  The lease expires in 2016, has a cancellation option beginning November 1, 2014 and has a renewal option of five years.  We recognize rent expense on a straight-line basis over the term of the facility lease.  The annual future minimum lease payments for the non-cancelable operating lease are as follows:

2014	386,000
2015	397,000
2016	409,000
2017	141,000
Total	$1,333,000

Rent expense was $431,000, $470,000 and $691,000 for the years ended June 30, 2013, 2012 and 2011, respectively.

Financial Covenants
In June 2010, we entered into a License and Escrow Agreement which granted a customer a non-exclusive royalty-free license to certain intellectual property necessary for the potential manufacture and supply of AXP devices and certain AXP disposables. The license is for the sole and limited purpose of manufacturing and supplying the AXP and related disposables for use by the customer. The licensed intellectual property will be maintained in escrow and will be released to and used by the customer if and only if the Company defaults under the Agreement. Originally, default occurred if the Company (1) fails to meet certain positive cash flow metrics for each rolling quarterly measurement period except where the following two measures are met, (2) failure to meet cash balance and short-term investments of at least $6,000,000 at the end of any given month, or (3) failure to meet a quick ratio of 2 to 1 at the end of any given month.

On February 6, 2013, we entered into an amendment to amend and reduce the financial covenants that we must meet in order to avoid an event of default. The modified covenants include a minimum cash and short-term investments balance of not less than $4,000,000 at any month end through June 30, 2013, which reverts back to $6,000,000 at any month end, and a quick ratio of 1.75 to 1 at the end of any month.

On July 26, 2013, we entered into an extension addendum to amend and reduce the minimum cash and short-term investments balance to $3,500,000 at any month end through October 31, 2013. Thereafter, it reverts back to $6,000,000 at any month end.

The Company is in compliance with the covenants at June 30, 2013.
Contingencies
During the three months ended September 30, 2012, we were notified by a third party who believes that the Res-Q system infringes upon certain of its US and European patents.  The Company is in the process of gathering information; however, it has not yet collected enough information to assess the validity of the alleged infringement or estimate any potential financial impact; therefore, it has not made an accrual as of June 30, 2013.

On April 11, 2013, we filed an answer and counter-claims in response to the complaint Harvest Technologies Corp. (Harvest) filed on October 24, 2012, against the Company in the case captioned as Harvest Technologies Corp. v. ThermoGenesis Corp., 12-cv-01354, U.S. District Court, District of Delaware (Wilmington), with the complaint being amended on February 15, 2013, to name the Company’s customer Celling as a co-defendant.  In the complaint, Harvest contends that our Res-Q 60 System infringes certain Harvest patents. The counter-claims are based on anti-trust and other alleged improper conduct by Harvest and further seek declarations that the Res-Q 60 System does not infringe the patents and that the patents are invalid.  Harvest filed an answer on May 20, 2013 in which they denied the assertions made by the Company in the counterclaim.  The Company intends to vigorously defend itself against the Harvest claims, while aggressively pursuing its separate claims against Harvest.  The Company is unable to ascertain the likelihood of any liability and has not made an accrual as of June 30, 2013.

In the normal course of operations, we may have disagreements or disputes with customers, employees or vendors.  Such potential disputes are seen by management as a normal part of business.  As of June 30, 2013, management believes any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on our consolidated financial position, operating results or cash flows.

Warranty
We offer a warranty on all of our non-disposable products of one to two years.  We warrant disposable products through their expiration date.  We periodically assess the adequacy of our recorded warranty liabilities and adjust the amounts as necessary.

Changes in the Company’s product liability which is included in other current liabilities during the period are as follows:

	For years ended June 30,
	2013	2012
Beginning balance	$547,000	$608,000
Warranties issued during the period	224,000	282,000
Settlements made during the period	(259,000)	(471,000)
Changes in liability for pre-existing warranties during the period	(23,000)	128,000
Ending balance	$489,000	$547,000